Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues, Total	$ 261,247	$ 229,141	$ 169,740
Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	156,040	132,261	96,774
Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Revenue Not from Contract with Customer	$ 105,207	$ 96,880	$ 72,966
Revenue Benchmark | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Revenue Benchmark | Product Concentration Risk | Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	60.00%	58.00%	57.00%
Revenue Benchmark | Product Concentration Risk | Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	40.00%	42.00%	43.00%